UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5970

Cash Account Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30/07

Date of reporting period: 07/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2007 (Unaudited)

Cash Account Trust-Money Market Portfolio

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 13.1%
ABN AMRO Bank NV, 5.31%, 8/16/2007	80,000,000	80,000,000
Bank of America NA, 5.25%, 9/7/2007	21,000,000	21,000,000
Bank of Montreal, 5.315%, 8/14/2007	70,000,000	70,000,000
Canadian Imperial Bank of Commerce, 5.41%, 3/17/2008	45,000,000	45,001,991
Credit Agricole SA, 5.31%, 11/13/2007	20,000,000	19,999,438
Credit Industrial et Commercial:
5.33%, 8/21/2007	40,000,000	40,000,110
5.35%, 11/13/2007	22,000,000	22,000,557
Credit Suisse, 5.307%, 11/2/2007	12,000,000	11,999,924
Depfa Bank PLC, 5.31%, 8/9/2007	20,000,000	20,000,000
HSH Nordbank AG, 5.35%, 1/11/2008	32,000,000	31,999,439

Mizuho Corporate Bank, 5.33%, 8/20/2007	30,000,000	30,000,000
Norinchukin Bank:
5.27%, 9/10/2007	21,000,000	21,000,000
5.345%, 11/26/2007	25,000,000	25,000,000
Societe Generale:
5.305%, 1/24/2008	30,000,000	30,000,714
5.35%, 1/18/2008	30,000,000	30,000,000
5.35%, 1/22/2008	42,000,000	42,000,000

Total Certificates of Deposit and Bank Notes (Cost $540,002,173)		540,002,173
Commercial Paper** 40.2%
Alliance & Leicester PLC, 5.235%, 8/10/2007	25,000,000	24,967,281
Apache Corp., 5.46%, 8/1/2007	40,000,000	40,000,000
AstraZeneca PLC:
5.22%, 12/12/2007	10,000,000	9,807,150
5.255%, 9/18/2007	40,000,000	39,719,733
Atlantic Asset Securitization LLC, 5.28%, 8/20/2007	15,178,000	15,135,704
Bank of America Corp., 5.23%, 8/15/2007	35,000,000	34,928,814
Beta Finance, Inc., 5.235%, 11/26/2007	42,000,000	41,285,422
Cafco LLC, 5.35%, 8/1/2007	8,983,000	8,983,000
Caisse Nationale Des Caisses D'Epargne et Prevoyan, 5.168%, 11/13/2007	40,000,000	39,402,809
CC (USA), Inc., 5.255%, 10/23/2007	25,000,000	24,697,108
CIT Group, Inc., 5.24%, 8/17/2007	28,000,000	27,934,791
Citibank Credit Card Issuance Trust, 01-A3, 5.28%, 8/23/2007	60,000,000	59,806,400
Cobbler Funding LLC, 5.28%, 9/17/2007	23,000,000	22,841,453
DaimlerChrysler North America Holding Corp., 5.36%, 8/9/2007	35,000,000	34,958,311
Depfa Bank PLC, 5.12%, 8/24/2007	20,000,000	19,934,578
Dorada Finance, Inc., 5.255%, 10/23/2007	35,000,000	34,575,951
Fortune Brands, Inc., 5.45%, 8/1/2007	35,000,000	35,000,000
Gannett Co., Inc.:
5.33%, 8/8/2007	10,000,000	9,989,636
5.34%, 8/9/2007	13,000,000	12,984,573
General Electric Capital Corp.:
5.15%, 1/24/2008	35,000,000	34,118,778
5.35%, 8/1/2007	77,000,000	77,000,000
General Electric Co., 5.25%, 9/27/2007	50,000,000	49,584,375
Giro Funding US Corp.:
5.275%, 8/30/2007	25,000,000	24,893,767
5.3%, 9/4/2007	40,000,000	39,799,778
5.31%, 8/3/2007	36,000,000	35,989,380
Grampian Funding Ltd.:
5.175%, 10/10/2007	39,000,000	38,607,562
5.275%, 8/23/2007	20,000,000	19,935,528
Jupiter Securitization Corp., 5.34%, 8/7/2007	13,564,000	13,551,928
K2 (USA) LLC, 5.145%, 8/8/2007	6,000,000	5,993,998
KBC Financial Products International Ltd., 5.22%, 12/17/2007	35,000,000	34,299,650
Kellogg Co., 5.36%, 8/15/2007	10,000,000	9,979,156
Kitty Hawk Funding Corp., 5.28%, 8/20/2007	42,000,000	41,882,960
Kraft Foods, Inc., 5.34%, 8/9/2007	29,000,000	28,965,587
MetLife, Inc., 5.23%, 8/15/2007	40,000,000	39,918,644
Morrigan TRR Funding LLC:
5.35%, 8/24/2007	20,100,000	20,031,297
5.44%, 8/1/2007	53,318,000	53,318,000
Nationwide Building Society, 5.42%, 8/3/2007	10,000,000	9,996,989
Northern Rock PLC:
5.22%, 9/17/2007	25,000,000	24,829,625
5.29%, 9/26/2007	20,000,000	19,835,422

Perry Global Funding LLC:
Series A, 5.17%, 10/25/2007	28,000,000	27,658,206
Series A, 5.225%, 8/22/2007	28,643,000	28,555,699
Series A, 5.23%, 12/21/2007	15,000,000	14,690,558
Prudential PLC, 5.24%, 11/23/2007	80,000,000	78,672,533
Ranger Funding Co., LLC, 5.28%, 8/21/2007	20,000,000	19,941,333
Rio Tinto Ltd., 5.32%, 8/8/2007	10,000,000	9,989,656
Siemens Capital Co., LLC, 5.27%, 9/27/2007	30,000,000	29,749,675
Simba Funding Corp., 5.24%, 8/17/2007	32,000,000	31,925,476
Societe Generale North America, Inc., 5.17%, 11/9/2007	18,000,000	17,741,500
Stadshypotek Delaware, Inc., 5.235%, 8/14/2007	50,000,000	49,905,479
Stony Point Capital Co., LLC, 5.32%, 8/13/2007	15,000,000	14,973,400
Swedbank AB, 5.19%, 10/11/2007	30,000,000	29,692,925
Swedbank Mortgage AB, 5.275%, 8/24/2007	20,000,000	19,932,597
UBS Finance (DE) LLC, 5.19%, 10/5/2007	40,000,000	39,625,167
Valcour Bay Capital Co., LLC, 5.33%, 8/10/2007	10,000,000	9,986,675
Westpac Banking Corp.:
5.165%, 11/7/2007	45,000,000	44,367,287
5.23%, 11/20/2007	25,500,000	25,088,791

Total Commercial Paper (Cost $1,651,982,095)		1,651,982,095
Short Term Notes* 29.3%
Alliance & Leicester PLC, 5.33%, 8/8/2008	50,000,000	50,000,000
American Express Bank FSB, 5.28%, 2/8/2008	20,000,000	20,000,000
Australia & New Zealand Banking Group Ltd., 5.34%, 5/22/2008	20,000,000	20,000,000
Bank of America NA, 5.315%, 5/16/2008	15,000,000	15,000,000
Bank of Ireland, 144A, 5.32%, 10/20/2010	100,000,000	100,000,000
BMW US Capital LLC, 144A, 5.34%, 4/15/2010	20,000,000	20,000,000
BNP Paribas, 5.31%, 10/26/2010	35,000,000	35,000,000
Calyon, 144A, 5.33%, 7/21/2008	35,000,000	35,000,000
Canadian Imperial Bank of Commerce:
5.39%, 10/26/2007	2,500,000	2,500,024
5.41%, 6/9/2008	14,000,000	14,000,000
Citigroup Global Markets Holdings, Inc., 5.43%, 8/16/2007	40,000,000	40,001,793
Commonwealth Bank of Australia, 5.32%, 5/23/2008	30,000,000	30,000,000
DNB NOR Bank ASA, 5.32%, 5/23/2008	30,000,000	30,000,000
General Electric Capital Corp., 5.4%, 3/4/2008	45,000,000	45,018,985
HSBC Finance Corp., 5.33%, 2/6/2012	30,000,000	30,000,000
HSBC USA, Inc., 5.32%, 12/15/2011	165,000,000	165,001,477
International Business Machine Corp., 5.33%, 12/8/2010	30,000,000	30,000,000
Intesa Bank Ireland PLC, 5.33%, 7/25/2011	21,000,000	21,000,000
Marshall & Ilsley Bank, 5.32%, 6/13/2008	35,000,000	35,000,000
Merrill Lynch & Co., Inc.:
5.3%, 8/24/2011	45,000,000	45,000,000
5.33%, 9/15/2010	50,000,000	50,000,000
5.4%, 2/3/2009	30,000,000	30,000,000
Mitsubishi UFJ Trust & Banking Corp., 5.31%, 2/19/2008	30,000,000	30,000,000
Morgan Stanley:
5.37%, 9/5/2007	56,000,000	56,000,000
5.435%, 9/10/2007	45,000,000	45,000,000
Nordea Bank AB, 5.31%, 4/8/2011	30,000,000	30,000,000
Pyxis Master Trust, Series 2007-6, 144A, 5.38%, 9/6/2014	19,000,000	19,000,000
Skandinaviska Enskilda Banken:
5.32%, 2/9/2011	50,000,000	50,000,000
5.34%, 7/16/2010	25,000,000	25,000,000
UniCredito Italiano Bank (Ireland) PLC:

144A, 5.33%, 6/13/2008	25,000,000	25,000,000
5.34%, 3/9/2011	42,000,000	42,000,000
UniCredito Italiano SpA, 5.31%, 5/2/2008	22,000,000	21,999,980

Total Short Term Notes (Cost $1,206,522,259)		1,206,522,259
Funding Agreements 1.2%
New York Life Insurance Co., 5.42% *, 9/18/2007 (Cost $50,000,000)	50,000,000	50,000,000
Master Notes 1.2%
The Bear Stearns Companies, Inc., 5.505% *, 8/1/2007 (a) (Cost $50,000,000)	50,000,000	50,000,000
Promissory Notes* 5.0%
Merril Lynch & Co., Inc., 5.37%, 3/4/2008	85,000,000	85,000,000
The Goldman Sachs Group, Inc.:
5.4%, 1/18/2008	34,000,000	34,000,000
5.41%, 10/19/2007	85,000,000	85,000,000

Total Promissory Notes (Cost $204,000,000)		204,000,000
Time Deposits 5.8%
Bank of Tokyo-Mitsubishi-UFJ Ltd., 5.35%, 8/1/2007	30,000,000	30,000,000
Calyon, 5.36%, 8/1/2007	121,000,000	121,000,000
Societe Generale, 5.36%, 8/1/2007	86,000,000	86,000,000

Total Time Deposits (Cost $237,000,000)		237,000,000

Government & Agency Obligations 1.5%
US Government Sponsored Agencies 1.0%
Federal National Mortgage Association, 5.04% **, 1/23/2008	40,500,000	39,507,750

US Treasury Obligations 0.5%
US Treasury Bill, 4.735% **, 1/31/2008	20,000,000	19,521,239

Total Government & Agency Obligations (Cost $59,028,989)		59,028,989
Repurchase Agreements 3.1%
JPMorgan Securities, Inc., 5.28%, dated 7/31/2007, to be repurchased at $13,701,515 on 8/1/2007 (b)	13,699,506	13,699,506
The Bear Stearns & Co., Inc., 5.31%, dated 7/31/2007, to be repurchased at $113,197,738 on 8/1/2007 (c)	113,181,044	113,181,044

Total Repurchase Agreements (Cost $126,880,550)		126,880,550
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,125,416,066)	100.4	4,125,416,066
Other Assets and Liabilities, Net	(0.4)	(14,529,279)

Net Assets	100.0	4,110,886,787

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury Bill rate. These securities are shown at their current rate as of July 31, 2007.

**		Annualized yield at time of purchase; not a coupon rate.
(a)		Reset date; not a maturity date
(b)		Collateralized by $14,283,074 Government National Mortgage Association, 5.5%, maturing on 1/15/2035 with a value of $13,974,109.
(c)		Collateralized by:

Principal				Collateral
Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
31,473,928	Federal Home Loan Mortgage Corp.	6.0-6.5	6/1/2017-6/1/2037	31,498,824
84,620,299	Federal National Mortgage Association	4.5-6.5	7/1/2018-7/1/2037	83,950,573
Total Collateral Value				115,449,397

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Money Market Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 14, 2007